Corporate Expenses (Details) - Schedule of Corporate Expenses - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Corporate Expenses [Abstract]
Accounting expense		$ 90,147	$ 157,563
Professional fees		45,370	99,829
Management fees	[1]	9,125	171,530
Audit fees (non-IPO related)		77,999
Total corporate expenses		$ 222,641	$ 428,922

[1]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.